Work in Progress, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Unbilled Work In Progress Explanatory [Abstract]
Schedule of work in progress
	2020	2021

Cumbra Peru S.A.	170,965	304,940
Cumbra Ingenieria S.A.	15,468	4,123
	186,433	309,063

Schedule of work in progress grouped by the main projects
	2020	2021

Vial y Vives - DSD S.A. - Modernization and expansion of Arauco Plant	24,224	139,025
Vial y Vives - DSD S.A. - Quebrada Blanca Project	73,337	64,777
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	68,701	82,253
Cumbra Peru S.A. - Jorge Chavez Airport	-	16,602
Cumbra Peru S.A. - Talara Refinery	15,468	-
Others	4,703	6,406
	186,433	309,063